Loss Per Share (Details) - USD ($)	9 Months Ended		21 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019
Loss Per Share [Abstract]
Dilutive shares (in shares)	0	0
Net income	$ 560,801	$ 1,228,798
Comprehensive income	560,801	1,228,798
Less: Period cumulative dividend on Series A Preferred Shares	(1,963,319)	(1,281,150)
Net loss and comprehensive loss available to common shareholders	$ (1,402,518)	$ (52,352)
Weighted average number of common shares outstanding, basic and diluted (in shares)	2,467,798	2,400,000
Loss per common share, basic and diluted (in dollars per share)	$ (0.57)	$ (0.02)
Series A Preferred Shares [Member]
Loss Per Share [Abstract]
Cumulative dividend in arrears			$ 4,300,000